Emerging Markets Portfolio  as of December 31, 1998

PORTFOLIO OF INVESTMENTS

Common Stocks -- 95.8%


Security                                              Shares          Value
--------------------------------------------------------------------------------

Banks and Money Services -- 7.1%
--------------------------------------------------------------------------------
Alpha Credit Bank                                           366      $   37,937
Greek bank
Bank Handlowy Warszawie                                   7,000          86,353
Leading corporate and trade finance bank in Poland
Hana Bank                                                15,000         165,835
Korean commercial bank
National Bank of Greece                                     800         178,787
One of Greece's leading banks with over 40% of
the total deposit base
Philippine National Bank(1)                              60,300          93,068
Philippine universal bank
--------------------------------------------------------------------------------
                                                                     $  561,980
--------------------------------------------------------------------------------

Beverages -- 9.6%
--------------------------------------------------------------------------------
Pyramids Brewers                                          6,000      $  343,109
The largest brewer in Egypt
Vina Concha y Toro ADR                                   16,000         414,000
Wine producer/exporter
--------------------------------------------------------------------------------
                                                                     $  757,109
--------------------------------------------------------------------------------

Broadcasting and Cable -- 2.5%
--------------------------------------------------------------------------------
TV Azteca SA                                             30,000      $  200,625
Mexico's second largest television company
--------------------------------------------------------------------------------
                                                                     $  200,625
--------------------------------------------------------------------------------

Communications Services -- 2.9%
--------------------------------------------------------------------------------
Panafon Hellenic Registered S GDS(1)                      8,500      $  225,888
Greece's leading mobile phone operator
--------------------------------------------------------------------------------
                                                                     $  225,888
--------------------------------------------------------------------------------

Conglomerates -- 2.9%
--------------------------------------------------------------------------------
John Keells Holdings                                     52,000      $  169,458
John Keells Holdings GDR                                  2,041          12,246
A conglomerate involved in tea, hotels, beverages
and others
Quinenco SA ADR                                           5,400          43,200
A large diversified company engaged in industrial and
financial services
--------------------------------------------------------------------------------
                                                                     $  224,904
--------------------------------------------------------------------------------

Electric Utilities -- 4.6%
--------------------------------------------------------------------------------
Cemig Cia Energy Spons ADR                                6,000      $  111,844
One of Brazil's two integrated power companies
Korea Electric Power Corp.                               10,000         247,714
Korean Electricity generator & distributor
--------------------------------------------------------------------------------
                                                                     $  359,558
--------------------------------------------------------------------------------

Entertainment -- 2.4%
--------------------------------------------------------------------------------
Grammy Entertainment Public                              40,000      $  189,349
Producer and distributor of music titles in Thailand
--------------------------------------------------------------------------------
                                                                     $  189,349
--------------------------------------------------------------------------------

Foods -- 3.9%
--------------------------------------------------------------------------------
Carulla SA ADR                                          155,000      $  193,750
Columbian grocery and supermarket chain
JG Summit Holdings, Class B(1)                        1,853,000         114,397
Philippine Conglomerate
--------------------------------------------------------------------------------
                                                                     $  308,147
--------------------------------------------------------------------------------

Information Services -- 1.8%
--------------------------------------------------------------------------------
Forsoft Ltd.(1)                                        13,500        $  140,063
Israeli technology company concentrating on the year
2000 problem
--------------------------------------------------------------------------------
                                                                     $  140,063
--------------------------------------------------------------------------------

Insurance -- 8.1%
--------------------------------------------------------------------------------
Liberty Life Associates of Africa                      11,000        $  151,446
One of South Africa's most efficient life
insurance companies
Samsung Fire & Marine Insurance                         1,300           486,283
Korean non-life insurer
--------------------------------------------------------------------------------
                                                                     $  637,729
--------------------------------------------------------------------------------

Investment Services -- 1.0%
--------------------------------------------------------------------------------
Li & Fung, Ltd.                                        38,000        $   78,725
Largest global intermediator between garment
suppliers and retailers
--------------------------------------------------------------------------------
                                                                     $   78,725
--------------------------------------------------------------------------------

Machinery -- 6.6%
--------------------------------------------------------------------------------
Siam Cement Co. Ltd.(1)                                23,000        $  521,590
Largest industrial and building material producer
in Thailand
--------------------------------------------------------------------------------
                                                                     $  521,590
--------------------------------------------------------------------------------

Manufacturing -- 0.1%
--------------------------------------------------------------------------------
Uralmash-Zavody ADR(1)                                 12,500        $    7,100
Russian engineering company
--------------------------------------------------------------------------------
                                                                     $    7,100
--------------------------------------------------------------------------------


                       See notes to financial statements

Emerging Markets Portfolio as of December 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


Security                            Shares             Value
--------------------------------------------------------------------

Media & Leisure -- 2.6%
--------------------------------------------------------------------
Corporacion Interamericana de
Entretenimiento S.A.(1)              75,040            $  204,799
South American fibre
optic cable company
for telecommunications
--------------------------------------------------------------------
                                                       $  204,799
--------------------------------------------------------------------

Metals - Industrial -- 2.0%
--------------------------------------------------------------------
Anglo America Corp.                   5,700            $  160,634
Major South African
mining finance company
--------------------------------------------------------------------
                                                       $  160,634
--------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 7.4%
--------------------------------------------------------------------
Gulf Indonesia Resources
Ltd. ADR(1)                          15,000            $   97,500
Cheap explorer of oil and
natural gas in Indonesia
JSC Surgutneftegaz ADR               60,000               205,500
Russia's largest oil
producer
YPF Sociedad Anonima ADR             10,000               279,375
Exploration, development
and production of oil and
natural gas
--------------------------------------------------------------------
                                                       $  582,375
--------------------------------------------------------------------

Oil and Gas - Integrated -- 5.3%
--------------------------------------------------------------------
Mol Magyar Olayes Gazi GDR           15,000            $  414,375
Interests in oil and gas
exploration and production,
gas wholesale distribution,
storage and transmission,
oil refining and marketing
--------------------------------------------------------------------
                                                       $  414,375
--------------------------------------------------------------------

Retail - Food and Drug -- 6.8%
--------------------------------------------------------------------
Blue Square Stores(1)                12,000            $  141,766
Supermarket and specialty
store chain
Compania Brasileira de
Distrib. GDR                         10,000               155,000
Supermarket chain
Dairy Farm International
Holdings Ltd.                       207,726               238,885
Hong Kong and Pacific
supermarket operator and
general retailer
--------------------------------------------------------------------
                                                       $  535,651
--------------------------------------------------------------------

Retail - General -- 4.5%
--------------------------------------------------------------------
Pizza Co. Ltd.                       48,400            $  162,510
Owner and operator of all
Pizza Hut and other fast
food franchises in
Thailand
President Chain Store Corp.          60,000               189,013
Taiwanese operator of
7-11 convenience stores
and other consumer
businesses
--------------------------------------------------------------------
                                                       $  351,523
--------------------------------------------------------------------

Telephone Utilities -- 13.7%
--------------------------------------------------------------------
Compania de
Telecomunicaciones ADR               10,000            $  206,875
Chile's largest telecom
provider
Telefonos de Mexico ADR               8,000               389,500
Largest telecom operator
with interests in local
and long distance
telecommunications
Telesp Participacoes SA           6,750,000                86,592
The holding company that
controls two operators in
the state of Sao Paulo,
Brazil's wealthiest state
Videsh Sanchar Nigam Ltd., GDR       32,500               398,125
India's monopoly
international telephone
service provider
--------------------------------------------------------------------
                                                       $1,081,092
--------------------------------------------------------------------
Total Common Stocks
   (identified cost $8,048,647)                        $7,543,216
--------------------------------------------------------------------

Preferred Stocks -- 4.1%


Security                           Shares                 Value
--------------------------------------------------------------------

Electric Utilities -- 0.1%
--------------------------------------------------------------------
Centrais Geradoras do Sul
do Brasil S.A.(1)                 7,000,000            $    9,154
This company is an
electricity generator.
--------------------------------------------------------------------
                                                       $    9,154
--------------------------------------------------------------------

Oil and Gas - Integrated -- 1.6%
--------------------------------------------------------------------
Petroleo Brasiliero SA            1,110,000            $  125,860
Brazil's sole integrated
oil company, a monopoly
in exploration,
production, refining,
transportation, importing
and exporting of oil and
natural gas
--------------------------------------------------------------------
                                                       $  125,860
--------------------------------------------------------------------

Telephone Utilities -- 2.4%
--------------------------------------------------------------------
Telecommunication Sudeste
Celular(1)                       45,500,000            $  192,055
The holding company for
the cellular operators in
the states of Rio de
Janeiro and Espirito Santo
--------------------------------------------------------------------
                                                       $  192,055
--------------------------------------------------------------------

Total Preferred Stocks
   (identified cost $326,560)                          $  327,069
--------------------------------------------------------------------

Total Investments -- 99.9%
   (identified cost $8,375,207)                        $7,870,285
--------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.1%                 $    6,563
--------------------------------------------------------------------

Net Assets -- 100%                                     $7,876,848
--------------------------------------------------------------------
Company descriptions are unaudited.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
(1) Non-income producing security.

                       See notes to financial statements

Emerging Markets Portfolio  as of December 31, 1998

PORTFOLIO OF INVESTMENTS

Country Concentration of Portfolio


                             Percentage
Country                      of Net Assets        Value
------------------------------------------------------------
Argentina                             3.6%        $279,375
Brazil                                8.6%         680,505
Chile                                 8.4%         664,075
Colombia                              2.5%         193,750
Egypt                                 4.4%         343,109
Greece                                5.6%         442,612
Hong Kong                             1.0%          78,725
Hungary                               5.3%         414,375
India                                 5.1%         398,125
Indonesia                             1.2%          97,500
Israel                                3.6%         281,829
Mexico                               10.1%         794,924
Philippines                           2.6%         207,465
Poland                                1.1%          86,353
Republic of Korea                    11.4%         899,832
Russia                                2.7%         212,600
Singapore                             3.0%         238,885
South Africa                          4.0%         312,080
Sri Lanka                             2.3%         181,704
Taiwan                                2.4%         189,013
Thailand                             11.1%         873,449


                        See notes to financial statements

Emerging Markets Portfolio  as of December 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value
    (identified cost, $8,375,207)                                  $ 7,870,285
Foreign currency, at value
    (identified cost, $367,489)                                        382,183
Dividends receivable                                                    14,179
Deferred organization expenses                                           3,473
--------------------------------------------------------------------------------
Total assets                                                       $ 8,270,120
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Demand note payable                                                $   285,000
Payable for investments purchased                                       84,010
Due to bank                                                                144
Payable to affiliate for Trustees' fees                                     42
Other accrued expenses                                                  24,076
--------------------------------------------------------------------------------
Total liabilities                                                  $   393,272
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio          $ 7,876,848
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals            $ 8,363,831
Net unrealized depreciation (computed on the basis of
    identified cost)                                                  (486,983)
--------------------------------------------------------------------------------
Total                                                              $ 7,876,848
--------------------------------------------------------------------------------


Statement of Operations

For the Year Ended
December 31, 1998
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $3,898)                           $   216,054
--------------------------------------------------------------------------------
Total investment income                                            $   216,054
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                             $    91,187
Administration fee                                                      30,396
Custodian fee                                                           68,660
Legal and accounting services                                           21,037
Trustees fees and expenses                                               5,150
Amortization of organization expenses                                    3,825
Miscellaneous                                                            7,036
--------------------------------------------------------------------------------
Total expenses                                                     $   227,291
--------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                                     $    36,451
    Reduction of investment adviser fee                                 14,847
    Reduction of administration fee                                      4,950
--------------------------------------------------------------------------------
Total expense reductions                                           $    56,248
--------------------------------------------------------------------------------

Net expenses                                                       $   171,043
--------------------------------------------------------------------------------


Net investment income                                              $    45,011
--------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                $(3,478,264)
    Foreign currency and forward foreign
       currency exchange contract transactions                        (165,376)
--------------------------------------------------------------------------------
Net realized loss                                                  $(3,643,640)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                            $(1,217,948)
    Foreign currency and forward foreign
       currency exchange contracts                                      77,252
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $(1,140,696)
--------------------------------------------------------------------------------


Net realized and unrealized loss                                   $(4,784,336)
--------------------------------------------------------------------------------


Net decrease in net assets from operations                         $(4,739,325)
--------------------------------------------------------------------------------


                        See notes to financial statements

Emerging Markets Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                     Year Ended           Year Ended
in Net Assets                           December 31, 1998    December 31, 1997
--------------------------------------------------------------------------------
From operations --
    Net investment income                   $      45,011       $       15,335
    Net realized loss                          (3,643,640)            (593,013)
    Net change in unrealized
       appreciation (depreciation)             (1,140,696)          (1,182,400)
--------------------------------------------------------------------------------

Net decrease in net assets
    from operations                         $  (4,739,325)      $   (1,760,078)
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                           $   3,995,966       $   26,595,739
    Withdrawals                                (9,933,398)         (16,940,583)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from capital transactions               $  (5,937,432)      $    9,655,156
--------------------------------------------------------------------------------

Net increase (decrease) in net assets       $ (10,676,757)      $    7,895,078
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                        $  18,553,605       $   10,658,527
--------------------------------------------------------------------------------
At end of year                              $   7,876,848       $   18,553,605
--------------------------------------------------------------------------------


                        See notes to financial statements

Emerging Markets Portfolio as of December 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                    Year Ended December 31,
                                                               ------------------------------------------------------------------
                                                                 1998          1997           1996          1995         1994 (1)
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------------------------------------------------------------
Net expenses (2)                                                  1.71%         1.53%          1.54%         2.58%        0.00%
Net expenses after custodian fee reduction                        1.41%         1.35%          1.32%         2.58%          --
Net investment income (loss)                                      0.37%         0.08%          0.14%        (1.00)%       0.00%
Portfolio Turnover                                                 117%          160%           125%           98%           0%
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                         $7,877       $18,554        $10,659        $3,587       $1,195
---------------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the
    Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses (2)                                                      1.87%         1.81%          2.24%         5.24%        2.21%(3)
Expenses after custodian fee reduction                            1.57%         1.63%          2.02%         5.24%          --
Net investment income (loss)                                      0.21%        (0.20)%        (0.56)%       (3.66)%      (2.21)%(3)
---------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, November 30, 1994, to December 31, 1994.
(2) The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the prior period has not been adjusted to reflect this change.
(3) Annualized.


                        See notes to financial statements

Emerging Markets Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States.

  A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

  C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
  Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

  D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

  E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  F Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

  G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates

Emerging Markets Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

  of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

  H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  I Other -- Investment transactions are accounted for on a trade date basis.

  J Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1998, the adviser fee was 0.75% of average daily net assets and amounted to $91,187. To enhance the net income of the Portfolio the Adviser made a reduction of the investment adviser fee of $14,847. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1998, the administration fee was 0.25% of average daily net assets and amounted to $30,396. To enhance the net income of the Portfolio, the administrator reduced fees in the amount of $4,950. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers and/or directors/trustees of the above organizations.

3 Investment Transactions
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $13,277,680 and $16,752,321, respectively.

4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1998, as computed on a federal income tax basis, are as follows:


  Aggregate cost                                                   $  8,375,207
  -----------------------------------------------------------------------------
  Gross unrealized appreciation                                    $    992,806

  Gross unrealized depreciation                                      (1,497,728)
  -----------------------------------------------------------------------------

  Net unrealized depreciation                                      $   (504,922)
  -----------------------------------------------------------------------------

5 Line of Credit
  -----------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At December 31, 1998, the Portfolio had a balance outstanding pursuant to this line of credit of $285,000.

Emerging Markets Portfolio as of December 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


6 Risks Associated with Foreign Investments
  ------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investment in foreign securities also involves the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 1998, the Portfolio had one open forward foreign currency exchange contract. The settlement date of the contract was January 4, 1999. The contract was for the purchase of 1,518,207 Philippine Pesos. This translated to $39,220 and the contract was valued at $39,054 resulting in unrealized depreciation amounting to $166.

  At December 31, 1998 the Portfolio had sufficient cash and/or securities to cover the commitment under this contract.

Emerging Markets Portfolio as of December 31, 1998

INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors
of Emerging Markets Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Portfolio (the Portfolio) as of December 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1998 and 1997 and the supplementary data for each of the years in the four-year period ended December 31, 1998 and for the period from the start of business November 30, 1994, to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. Where replies were not received alternative audit procedures were performed. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Emerging Markets Portfolio at December 31, 1998, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.



                                                        DELOITTE & TOUCHE LLP
                                                        Boston, Massachusetts
                                                        February 12, 1999


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

Emerging Markets Portfolio as of December 31, 1998

INVESTMENT MANAGEMENT



Emerging Markets Portfolio


Officers

Hon. Robert Lloyd George
President, Trustee

James B. Hawkes
Vice President, Trustee

Scobie Dickinson Ward
Vice President, Assistant
Secretary and
Assistant Treasurer

William Walter Raleigh Kerr
Vice President,
Assistant Treasurer

James L. O'Connor
Vice President, Treasurer

Alan R. Dynner
Secretary



Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

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